Loan from Related Party (Details Narrative) - USD ($)	Jan. 16, 2020	Jan. 14, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Sep. 30, 2018
Loan from related party			$ 2,631,310		$ 1,956,986	$ 1,737,566
Mr. Warren Sheppard [Member]
Loan from related party			$ 34,956	$ 89,053	$ 219,419
Mr. Warren Sheppard [Member] | Consolidated Note [Member]
Debt interest rate	12.50%	12.50%
Debt maturity date	Jan. 15, 2022	Jan. 15, 2022
Mr. Warren Sheppard [Member] | Promissory Note Consolidation Agreement [Member]
Outstanding debt obligations	$ 1,383,753
Derivative liabilities	$ 782,022	$ 722,732